Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 11 – SHARE-BASED COMPENSATION

Global Stock Incentive Plan

On May 31, 2023, the shareholders of the Company approved the Company’s Board of Directors proposal to increase the Company’s 2020 Global Incentive Plan (the “2020 Plan”) by an additional 500,000 shares, thus bringing the total number of stock options, restricted stock units (“RSUs”) and restricted stock awards (“RSAs”) that may be issued pursuant to the Plan to 2,450,855.

Under the term of the 2020 Plan, on the grant date, the Board of Directors determines the vesting schedule of each stock option and RSUs on an individual basis. All stock options expire ten (10) years from the date of the grant. Vested options expire 90 days after the termination of employment of the grantee.

On May 6, 2024, the shareholders of the Company approved the Company’s 2024 Global Incentive Plan (the “2024 Plan”) with 2,227,910 shares of common stock initially issuable under the 2024 Plan.

Under the terms of the 2024 Plan, on the grant date, the Board of Directors determines the vesting schedule of each stock option and RSUs on an individual basis. All stock options expire ten (10) years from the date of the grant. Vested options expire 90 days after the termination of employment of the grantee.

Stock Options

There were no options granted for the nine months ended September 30, 2024. The fair value of options granted under the 2020 Plan during the nine months ended September 30, 2023 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

2023
Risk-free interest rates	3.43%
Expected life	5 years
Expected volatility	41.00%
Expected dividend yield	0.00%

The following table summarizes the stock option activity for the nine months ended September 30, 2024:

(in thousands except share and per share data)

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2024	1,213,957	$4.43	8.70	$—
Granted	—	—
Forfeited/Cancelled	(271,890)	4.97
Exercised	—	—
Balance at September 30, 2024	942,067	$4.27	7.95	$—
Exercisable at September 30, 2024	713,559	$4.70	7.81	$—

The following table summarizes the Company’s non-vested stock options:

	Non-vested Options	Weighted- Average Grant Date
	Outstanding	Fair Value
Balance at January 1, 2024	506,522	$1.67
Options granted	—	—
Options forfeited/cancelled	(116,807)	1.64
Options exercised	—	—
Options vested	(161,207)	1.73
Balance at September 30, 2024	228,508	$1.64

For the nine months ended September 30, 2024 and 2023, the Company recognized $291 thousand and $641 thousand of stock compensation expense relating to stock options, respectively. For the three months ended September 30, 2024 and 2023, the Company recognized $76 thousand and $253 thousand of stock compensation expense relating to stock options, respectively. As of September 30, 2024, there was $374 thousand of unrecognized stock compensation expense related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately 2.1 years.

Restricted Stock Awards

In July 2019, the Board of Directors of the Company authorized grants of RSAs through a restricted stock award purchase agreement to certain founders, consultants, and advisors of the Company. Certain grants to the Company’s founders were fully vested at the date of incorporation, other grants vest over a four-year period on each anniversary of the grant date, based on continued employment, and other grants vest based on various milestones. The shares of common stock underlying the RSAs were issued upon grant.

For the nine months ended September 30, 2024 and 2023, the Company recognized $0 and $288 thousand of stock compensation expense relating to RSAs, respectively. For the three months ended September 30, 2024 and 2023, the Company recognized $0 and $46 thousand of stock compensation expense relating to RSAs, respectively. As of September 30, 2024, there was $0 of unrecognized compensation expense related to unvested restricted share awards.

Restricted Stock Units

On May 23, 2024, the Company approved a special one-time grant of 100,000 RSUs each to three executive team members, which will vest immediately once the Company achieves year-end unadjusted EBITDA of $5.0 million. The EBITDA metric is currently not probable and no shared-based compensation expense was recognized for the periods presented. The probability will be evaluated each reporting period. Since these RSUs only vest upon the achievement of the EBITDA metric, the Company is unable to determine the weighted-average period over which the unrecognized cost will be recognized.

On June 18, 2024, the Company approved a special one-time grant of 100,000 RSUs to a director for a special project to get the Company uplisted to a national securities exchange. 50,000 RSUs will vest December 31, 2024 and the remaining 50,000 RSUs will vest upon the successful uplisting of the Company. The successful uplisting is currently not probable and no share-based compensation expense was recognized for the periods presented for the remaining 50,000 RSUs.

The following table summarizes the restricted stock units activity for the nine months ended September 30, 2024:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value Per Share
Outstanding at January 1, 2024	—	$—
Granted	2,367,000	1.90
Forfeited/cancelled	(76,758)	1.45
Vested	(860,492)	1.95
Outstanding at September 30, 2024	1,429,750	$1.90

For the nine months ended September 30, 2024 and 2023, the Company recognized $1.8 million and $782 thousand of stock compensation expense relating to RSUs, respectively. For the three months ended September 30, 2024 and 2023, the Company recognized $288 thousand and $421 thousand of stock compensation expense relating to RSUs, respectively. As of September 30, 2024, there was $1.2 million of unrecognized compensation expense remaining related to unvested time-vested restricted share units. That cost is expected to be recognized over a weighted-average period of approximately 1.2 years.

NOTE 11 – SHARE-BASED COMPENSATION

Global Incentive Plan

On May 31, 2022, the shareholders of the Company approved the Company’s Board of Directors proposal to increase the Company’s Global Incentive Plan (the “Plan”) by 1,575,000 shares, thus bringing the total number of stock options, restricted stock units (“RSUs”) and restricted stock awards (“RSAs”) that may be issued pursuant to the Plan to 1,950,855.

On May 31, 2023, the shareholders of the Company approved the Company’s Board of Directors' proposal to increase the Company’s Plan by an additional 500,000 shares, thus bringing the total number of stock options, RSUs and RSAs that may be issued pursuant to the Plan to 2,450,855.

Under the terms of the Plan, on the grant date, the Board of Directors determines the vesting schedule of each stock option and RSUs on an individual basis. All stock options expire the earlier of (1) ten years from the date of the grant, (2) May 31, 2031, or (3) 90 days after the termination of employment of the grantee.

Stock Options

The fair value of stock options and share awards granted under the stock option plan during the year ended December 31, 2023, and 2022 was estimated at the date of grant using the Black-Scholes option pricing model and the following assumptions for grants:

	2023	2022
Risk-free interest rates	3.43% to 4.44%	3.61%
Expected life	5 years	5 years
Expected volatility	41% to 186.14%	41.00%
Expected dividend yield	0.00%	0.00%

The following table summarizes the stock option activity:

		Weighted	Weighted Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Term	Value
Balance at January 1, 2023	931,934	$5.88	8.91	$203,295
Granted	717,250	2.56
Forfeited/Cancelled	(385,394)	4.99
Exercised	(49,833)	0.01
Balance at December 31, 2023	1,213,957	4.43	8.70	$—
Exercisable at December 31, 2023	707,435	$5.32	8.43	$—

The following table summarizes the Company’s non-vested stock options activity:

	Non-vested	Weighted-Average
	Options	Grant Date
	Outstanding	Fair Value
At January 1, 2023	507,664	$2.64
Options granted	717,250	1.50
Options forfeited/cancelled	(331,200)	2.12
Options exercised	(9,870)	5.42
Options vested	(377,322)	1.80
At December 31, 2023	506,522	$1.67

For the years ended December 31, 2023, and 2022, the Company recognized $894,154 and $828,860 of stock compensation expense relating to stock options, respectively. As of December 31, 2023, there was $824,918 of unrecognized stock compensation expense related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of approximately two years.

Restricted Stock Awards

In July 2019, the Board of Directors authorized grants of restricted stock awards (“RSAs”) through a restricted stock award purchase agreement to certain founders, consultants, and advisors of the Company. Certain grants to the Company’s founders were fully vested at the date of incorporation, other grants vest over a four-year period on each anniversary of the grant date, based on continued employment, and other grants vested based on various milestones. The shares of common stock underlying the RSAs are issued upon grant.

The following table summarizes the restricted stock awards activity:

	Restricted Stock	Weighted-Average Grant Date Fair
	Awards	Value Per Share
Outstanding at January 1, 2023	55,735	$5.92
Granted	—	—
Forfeited/cancelled	—	—
Vested	(55,735)	5.92
Outstanding at December 31, 2023	—	$—

For the years ended December 31, 2023, and 2022, the Company recognized $297,354 and $1,301,599 of stock compensation expense relating to RSAs, respectively. As of December 31, 2023, there was $0 of unrecognized compensation expense related to unvested restricted share awards.

Restricted Stock Units

On June 14, 2022, the Board of Directors of the Company authorized the grant of 356,851 RSUs, of which 336,538 were granted to an officer of the Company who joined the Company in February 2022. Of the RSUs granted to the officer, 48,077 vested immediately and the balance of 288,461 vested in equal quarterly installments through February 28, 2023. Under the terms of the officer’s employment agreement, the Company also agreed to guarantee the minimum value of the RSUs on their vesting dates.

On February 28, 2023, the Company issued 33,387 fully vested RSUs to an officer upon his one-year anniversary of employment.

On August 2, 2023, the Company issued 28,090 fully vested RSUs to an officer.

On August 16, 2023, the Company issued 400,000 RSUs which fully vested on September 7, 2023, to an advisor, and the Company also agreed to guarantee the minimum value of the RSUs on their vesting dates. The Company accrued $548,450 in accounts payable in the consolidated balance sheet, reflecting this minimum value obligation as of December 31, 2023.

The following table summarizes the restricted stock units activity:

	Restricted Stock
	Units	Value
Outstanding at January 1, 2023	72,957	$4.44
Granted	580,227	1.58
Forfeited/cancelled	(127,605)	3.25
Vested	(525,579)	1.57
Outstanding at December 31, 2023	—	$—

For the years ended December 31, 2023, and 2022, the Company recognized $782,175 and $1,406,548 of stock compensation expense relating to RSUs, respectively. As of December 31, 2023, there was no unrecognized compensation expense related to unvested RSUs.